PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and equipment
	As of December 31,
	2015	2016
	US$	US$

Buildings	281,801	263,392
Office equipment	35,751	40,288
Motor vehicles	1,833	1,531
Leasehold improvement	13,445	21,627
Land	37,421	37,421

Total	370,251	364,259
Less: Accumulated depreciation	(44,216)	(62,759)

Construction in progress	469	18,397

	326,504	319,897